Federal funds purchased and securities sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2020
Federal funds purchased and securities sold under agreements to repurchase
Schedule of federal funds purchased and securities sold under agreements to repurchase

Information relating to federal funds purchased and repurchase agreements is as follows:

	Year End	Average	Average	Maximum
	Weighted	Weighted	Balance	Outstanding at	Balance at
(in thousands)	Rate	Rate	Outstanding	any Month End	December 31,
2020
Federal funds purchased	0.36%	0.26%	$—	$—	$—
Short-term repurchase agreements - Bank	0.24	0.43	34,026	45,154	45,154
Total			$34,026	$45,154	$45,154
2019
Federal funds purchased	2.00%	2.65%	$329	$1,950	$—
Short-term repurchase agreements - Bank	0.45	0.59	22,198	27,272	27,272
Total			$22,527	$29,222	$27,272

Schedule of repurchase agreements by remaining maturity of the agreements

Repurchase Agreements	Remaining Contractual Maturity of the Agreements
	Overnight	Less	Greater
	and	than	than
(in thousands)	continuous	90 days	90 days	Total
At December 31, 2020
U.S. government and federal agency obligations	$2,728	$—	$—	$2,728
U.S. government-sponsored enterprises	15,533	—	—	15,533
Mortgage-backed securities	26,893	—	—	26,893
Total	$45,154	$—	$—	$45,154

At December 31, 2019
U.S. Treasury	$754	$—	$—	$754
U.S. government-sponsored enterprises	12,853	—	—	12,853
Mortgage-backed securities	13,665	—	—	13,665
Total	$27,272	$—	$—	$27,272